Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2012
Trade names and trademarks
Finite Lived Intangible Assets [Line Items]
Weighted Average	16 years
Trade names and trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	5 years
Trade names and trademarks | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	20 years
Customer-related intangibles
Finite Lived Intangible Assets [Line Items]
Weighted Average	22 years
Customer-related intangibles | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	6 years
Customer-related intangibles | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	25 years
Covenants-not-to-compete
Finite Lived Intangible Assets [Line Items]
Weighted Average	5 years
Covenants-not-to-compete | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	2 years
Covenants-not-to-compete | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Computer software
Finite Lived Intangible Assets [Line Items]
Weighted Average	4 years
Computer software | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Computer software | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Patents and other
Finite Lived Intangible Assets [Line Items]
Weighted Average	5 years
Patents and other | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Patents and other | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible estimated useful lives	10 years